Private Placement Warrants (Details) - USD ($)			12 Months Ended
	Sep. 01, 2021	Aug. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	16,738,636		16,738,636
Aggregate purchase price			$ 4,238,636
Exercise price of warrant	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		1,500,000
Number of shares per warrant		1,500,000
Redemption Period Upon Closure		45 days
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	238,636
Price of warrants	$ 1.00
Aggregate purchase price	$ 238,636
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,000,000		4,000,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 4,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			4,000,000
Price of warrants			$ 1.00
Aggregate purchase price			$ 4,000,000
Number of shares per warrant			1
Exercise price of warrant			$ 11.50